SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term investment
Gain on disposal of short-term investment	$ 15,043
Accounts receivable, net
Allowance for doubtful accounts		300,000	0
Additional bad debt provision	300,000
Write-offs of allowance for doubtful accounts	600,000
Inventory
Inventory write-downs	0	0
Investment in equity method investees
Other than Temporary Impairment Losses, Investments	1,400,000	370,407	0
Impairment of long-lived assets
Impairment charge on the long-term prepayment for third-party developed franchises	$ 0	$ 1,000,000	$ 0
Computers and office equipment | Minimum
Impairment of long-lived assets
Estimated useful lives	3 years
Computers and office equipment | Maximum
Impairment of long-lived assets
Estimated useful lives	5 years
Software | Maximum
Impairment of long-lived assets
Estimated useful lives	5 years
Vehicles
Impairment of long-lived assets
Estimated useful lives	4 years